TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.4%
174,186	Spirit AeroSystems Holdings, Inc. - Class A	$7,505,675

Auto Components - 1.5%
92,135	Gentherm, Inc. (1)	8,006,532

Banks - 1.8%
88,008	Western Alliance Bancorp	9,474,061

Biotechnology - 6.0%
65,764	Alkermes PLC (1)	1,529,671
25,176	Apellis Pharmaceuticals, Inc. (1)	1,190,321
42,040	Arrowhead Pharmaceuticals, Inc. (1)	2,787,252
15,356	Beam Therapeutics, Inc. (1)	1,223,720
19,039	Biohaven Pharmaceutical Holding Co. Ltd. (1)	2,623,765
23,735	Blueprint Medicines Corp. (1)	2,542,256
28,734	Bridgebio Pharma, Inc. (1)	479,283
17,207	CareDx, Inc. (1)	782,574
36,364	Denali Therapeutics, Inc. (1)	1,621,834
32,641	Fate Therapeutics, Inc. (1)	1,909,825
55,648	Halozyme Therapeutics, Inc. (1)	2,237,606
21,183	Intellia Therapeutics, Inc. (1)	2,504,678
69,775	Natera, Inc. (1)	6,516,287
30,925	PTC Therapeutics, Inc. (1)	1,231,743
52,382	TG Therapeutics, Inc. (1)	995,258
18,718	Twist Bioscience Corp. (1)	1,448,586
		31,624,659
Building Products - 0.8%
32,009	Trex Co., Inc. (1)	4,322,175

Capital Markets - 2.1%
189,999	Focus Financial Partners, Inc. - Class A (1)	11,346,740

Chemicals - 2.1%
290,955	Element Solutions, Inc.	7,064,387
45,964	Innospec, Inc.	4,152,388
		11,216,775
Commercial Services & Supplies - 2.4%
46,035	Casella Waste Systems, Inc. - Class A (1)	3,932,310
88,269	Clean Harbors, Inc. (1)	8,806,598
		12,738,908
Communications Equipment - 1.5%
459,512	Viavi Solutions, Inc. (1)	8,096,601

Construction & Engineering - 5.0%
47,717	Quanta Services, Inc.	5,471,231
167,620	Sterling Construction Co., Inc. (1)	4,408,406
413,645	WillScot Mobile Mini Holdings Corp. (1)	16,893,262
		26,772,899
Diversified Telecommunication - 0.9%
243,219	Ooma, Inc. (1)	4,971,396

Electronic Equipment, Instruments & Components - 4.0%
92,581	Fabrinet (1)	10,968,071
32,945	Littelfuse, Inc.	10,367,133
		21,335,204
Energy Equipment & Services - 1.2%
130,908	Aspen Aerogels, Inc. (1)	6,517,909

Health Care Equipment & Supplies - 2.1%
69,879	Axonics, Inc. (1)	3,913,224
48,144	Establishment Labs Holdings, Inc. (1)	3,254,053
83,292	LeMaitre Vascular, Inc.	4,183,757
		11,351,034
Health Care Providers & Services - 3.6%
8,928	HealthEquity, Inc. (1)	394,975
59,369	LHC Group, Inc. (1)	8,147,208
29,219	ModivCare, Inc. (1)	4,332,885
127,494	Progyny, Inc. (1)	6,419,323
		19,294,391
Hotels, Restaurants & Leisure - 5.6%
98,722	Bally's Corp. (1)	3,757,359
277,961	Lindblad Expeditions Holdings, Inc. (1)	4,336,192
137,482	Planet Fitness, Inc. - Class A (1)	12,453,120
55,310	Shake Shack, Inc. - Class A (1)	3,991,170
56,334	Texas Roadhouse, Inc.	5,029,499
		29,567,340
Household Durables - 5.0%
41,535	Cavco Industries, Inc. (1)	13,193,593
168,605	Skyline Champion Corp. (1)	13,316,423
		26,510,016
Insurance - 2.0%
48,098	HCI Group, Inc.	4,018,107
27,729	Kinsale Capital Group, Inc.	6,596,452
		10,614,559
Internet & Direct Marketing Retail - 1.8%
295,532	Liquidity Services, Inc. (1)	6,525,346
52,742	Revolve Group, Inc. - Class A (1)	2,955,662
		9,481,008
IT Services - 6.0%
57,243	ExlService Holdings, Inc. (1)	8,287,069
205,061	Genpact Ltd.	10,884,638
71,878	Maximus, Inc.	5,726,520
79,215	WNS Holdings Ltd. - ADR (1)	6,988,348
		31,886,575
Life Sciences Tools & Services - 3.5%
11,549	Bio-Techne Corp.	5,974,760
40,673	ICON PLC (1)	12,596,428
		18,571,188
Machinery - 5.1%
183,367	The Shyft Group, Inc.	9,008,821
59,730	Chart Industries, Inc. (1)	9,526,338
177,135	Columbus McKinnon Corp.	8,194,265
		26,729,424
Marine - 0.8%
68,627	Kirby Corp. (1)	4,077,816

Metals & Mining - 0.1%
6,331	Kaiser Aluminum Corp.	594,734

Pharmaceuticals - 1.4%
120,048	Pacira BioSciences, Inc. (1)	7,223,288

Professional Services - 4.2%
117,053	ASGN, Inc. (1)	14,444,340
29,748	CACI International, Inc. - Class A (1)	8,008,459
		22,452,799
REIT - 1.4%
133,622	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,098,001

Road & Rail - 1.9%
89,083	TFI International, Inc.	9,987,095

Semiconductors & Semiconductor Equipment - 12.4%
220,908	Cohu, Inc. (1)	8,414,386
50,165	Diodes, Inc. (1)	5,508,619
570,980	indie Semiconductor, Inc. - Class A (1)	6,846,050
95,683	Kulicke & Soffa Industries, Inc.	5,792,649
50,317	Lattice Semiconductor Corp. (1)	3,877,428
29,484	MKS Instruments, Inc.	5,135,228
137,314	Onto Innovation, Inc. (1)	13,900,296
19,621	SiTime Corp. (1)	5,739,927
266,055	Tower Semiconductor Ltd. (1)	10,557,063
		65,771,646
Software - 3.5%
45,165	Blackline, Inc. (1)	4,676,384
19,894	CyberArk Software Ltd. (1)	3,447,233
90,680	Rapid7, Inc. (1)	10,672,129
		18,795,746
Textiles, Apparel & Luxury Goods - 3.6%
216,205	Canada Goose Holdings, Inc. (1)	8,012,557
19,813	Columbia Sportswear Co.	1,930,579
23,707	CROCS, Inc. (1)	3,039,711
118,607	Kontoor Brands, Inc.	6,078,609
		19,061,456
Trading Companies & Distributors - 1.5%
179,009	H&E Equipment Services, Inc.	7,924,728

TOTAL COMMON STOCKS
(Cost $353,395,394)		510,922,378

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
11,945,599	First American Treasury Obligations Fund - Class X, 0.010% (2)	11,945,599
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,945,599)		11,945,599

EXCHANGE-TRADED FUNDS: 1.3%
60,532	SPDR S&P Biotech ETF	6,777,163
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,010,422)		6,777,163

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $370,351,415)		529,645,140
Liabilities in Excess of Other Assets - 0.2%		1,128,306
TOTAL NET ASSETS - 100.0%		$530,773,446

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of December 31, 2021.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021. See Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$510,922,378	$–	$–	$510,922,378
Short-Term Investments	11,945,599	–	–	11,945,599
Exchange-Traded Funds	6,777,163	–	–	6,777,163
Total Investments in Securities	$529,645,140	$–	$–	$529,645,140